UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2015

Date of reporting period:  May 31,2014

Item 1. Schedule of Investments.

Snow Capital Opportunity Fund
Schedule of Investments
5/31/2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 86.75%
Air Freight & Logistics - 2.87%
Atlas Air Worldwide Holdings, Inc. (a)	287,000	$10,501,330
Auto Components - 1.86%
TRW Automotive Holdings Corp. (a)	80,000	6,789,600
Automobiles - 0.58%
Ford Motor Co.	130,000	2,137,200
Commercial Banks - 2.06%
First Niagara Financial Group, Inc.	875,000	7,533,750
Computers & Peripherals - 5.82%
Apple, Inc.	17,200	10,887,600
Hewlett-Packard Co.	310,000	10,385,000
		21,272,600
Construction & Engineering - 2.46%
KBR, Inc.	370,000	8,987,300
Consumer Finance - 3.33%
Ally Financial, Inc. (a)	390,000	9,188,400
DFC Global Corp. (a)	320,000	2,998,400
		12,186,800
Diversified Financial Services - 8.57%
Bank of America Corp.	712,000	10,779,680
JPMorgan Chase & Co.	225,200	12,514,364
Voya Financial, Inc.	225,000	8,055,000
		31,349,044
Electronic Equipment, Instruments & Components - 2.38%
Avnet, Inc.	200,000	8,714,000
Energy Equipment & Services - 6.72%
Baker Hughes, Inc.	75,000	5,289,000
McDermott International, Inc. (a)(b)	1,185,100	8,603,826
Nabors Industries Ltd. (b)	30,000	786,900
Tidewater, Inc.	190,000	9,902,800
		24,582,526
Health Care Providers & Services - 5.30%
Community Health Systems, Inc. (a)	210,365	8,786,946
Health Net Inc. (a)	265,000	10,594,700
		19,381,646
Hotels, Restaurants & Leisure - 2.12%
Royal Caribbean Cruises Ltd. (b)	140,000	7,740,600
Insurance - 8.73%
Genworth Financial, Inc. (a)	693,000	11,774,069
Hartford Financial Services Group, Inc.	305,700	10,592,505
MetLife, Inc.	188,000	9,574,840
		31,941,414
Machinery - 2.59%
Kennametal, Inc.	210,000	9,458,400
Metals & Mining - 3.37%
Newmont Mining Corp.	210,000	4,806,900
Rio Tinto PLC - ADR	146,000	7,501,480
		12,308,380
Multiline Retail - 4.02%
Macy's, Inc.	136,600	8,180,974
Target Corp.	115,000	6,527,400
		14,708,374
Oil, Gas & Consumable Fuels - 6.51%
BP PLC - ADR	200,000	10,090,000
PBF Energy, Inc.	185,000	5,903,350
Phillips 66	92,000	7,800,680
		23,794,030

Pharmaceuticals - 3.55%
Teva Pharmaceutical Industries Ltd. - ADR	257,000	12,975,930
Semiconductors & Semiconductor Equipment - 5.12%
Broadcom Corp.	275,000	8,764,250
Intel Corp.	365,000	9,971,800
		18,736,050
Software - 2.38%
Symantec Corp.	395,000	8,686,050
Specialty Retail - 2.20%
American Eagle Outfitters, Inc.	750,000	8,047,500
Technology Hardware, Storage & Peripherals - 4.21%
NetApp, Inc.	416,200	15,403,562
TOTAL COMMON STOCKS (Cost $259,814,050)		$317,236,086

	Principal Amount	Value
CONVERTIBLE BONDS - 1.58%
MGIC Investment Corp.
9.00%, 04/01/2063	$4,555,000.00	$5,770,616
TOTAL CONVERTIBLE BONDS (Cost $2,226,770)		$5,770,616

SHORT-TERM INVESTMENT - 11.51%
Money Market Fund - 11.51%	Shares	Value
Fidelity Institutional Government Portfolio	42,071,210	$42,071,210
TOTAL SHORT-TERM INVESTMENT (Cost $42,071,210)		$42,071,210

Total Investments (Cost $304,112,030) - 99.84%		365,077,912
Other Assets in Excess of Liabilities - 0.16%		581,339
TOTAL NET ASSETS - 100.00%		$365,659,251

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Snow Capital Opportunity Fund
Schedule of Options Written
May 31, 2014 (Unaudited)

	Contracts	Value
CALL OPTIONS
Atlas Worldwide Holdings, Inc.
Expiration: June, 2014, Exercise Price: $40.00	300	$4,500.00
Genworth Financial, Inc.
Expiration: June, 2014, Exercise Price: $18.00	300	3,600
Health Net, Inc.
Expiration: July, 2014, Exercise Price: $40.00	200	33,000
Hewlett-Packard Co.
Expiration: July, 2014, Exercise Price: $34.00	200	14,400
Nabors Industries, Ltd.
Expiration: June, 2014, Exercise Price: $25.00	300	41,100
NetApp, Inc.
Expiration: July, 2014, Exercise Price: $38.00	1,100	78,100
Teva Pharmaceutical Industries, Ltd.
Expiration: July, 2014, Exercise Price: $52.50	200	23,000
		197,700

	Contracts	Value
PUT OPTIONS
American Eagle Outfitters, Inc.
Expiration: June, 2014, Exercise Price: $11.00	1,400	$56,000.00
Avent, Inc.
Expiration: June, 2014, Exercise Price: $42.00	300	10,500
Avent, Inc.
Expiration: June, 2014, Exercise Price: $43.00	200	12,000
Bank of America Corp.
Expiration: June, 2014, Exercise Price: $15.00	700	14,700
Bank of America Corp.
Expiration: July, 2014, Exercise Price: $15.00	300	12,300
Broadcom Corp.
Expiration: June, 2014, Exercise Price: $29.00	300	1,200
Community Health Systems, Inc.
Expiration: June, 2014, Exercise Price: $37.00	300	3,750
Community Health Systems, Inc.
Expiration: July, 2014, Exercise Price: $41.00	300	41,250
General Motors Corp.
Expiration: July, 2014, Exercise Price: $34.00	600	56,400
Hewlett-Packard Co.
Expiration: June, 2014, Exercise Price: $31.00	400	2,800
International Game Technology
Expiration: June, 2014, Exercise Price: $12.00	400	6,000
International Game Technology
Expiration: July, 2014, Exercise Price: $12.00	500	15,000
KBR, Inc.
Expiration: June, 2014, Exercise Price: $24.00	118	10,030
KBR, Inc.
Expiration: June, 2014, Exercise Price: $26.00	300	66,000
McDermott International, Inc.
Expiration: June, 2014, Exercise Price: $7.00	1,000	10,000
Myriad Genetics, Inc.
Expiration: July, 2014, Exercise Price: $32.00	600	81,000
Symantic Corp.
Expiration: June, 2014, Exercise Price: $20.00	1,034	6,204
Symantic Corp.
Expiration: July, 2014, Exercise Price: $22.00	400	30,400
Tidewater, Inc.
Expiration: June, 2014, Exercise Price: $50.00	200	7,500
TRW Automotive Holdings Corp.
Expiration: July, 2014, Exercise Price: $85.00	200	46,800
		489,834
Total Options Written (Premiums received $999,453)		$687,534

The cost basis of investments for federal income tax purposes at May 31, 2014 was as follows*:

Cost of investments	$304,112,030
Gross unrealized appreciation - Equities	61,926,002
Gross unrealized appreciation - Fixed Income	3,543,846
Gross unrealized appreciation - Options	383,820
Gross unrealized depreciation - Equities	(4,503,966)
Gross unrealized depreciation - Options	(71,900)
Net unrealized depreciation	$61,277,802

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company. The Snow Capital Opportunity Fund (the “Fund”)
represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the
Fund is long-term capital appreciation and protection of investment principal. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on April 28, 2006.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
The Funds’ securities, including American Depositary Receipts (“ADRs”), which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities listed in the Nasdaq Stock Market, Inc. (“NASDAQ”) will be valued using the NASDAQ Official Closing Price (“NOCP”).
If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities that are not listed on NASDAQ shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of
60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within
60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/ or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value at the close of the business day. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures”
(“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of
Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly”
(“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

The Fund may use certain options and futures contracts and options on futures contracts
(collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions. Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the structural options and futures markets and the securities markets, from differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts. The Snow Capital Opportunity Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing an option or receives when writing an option will reflect, among other things, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period, current interest rates and supply and demand factors. The premium is the market value of an option at the time the contract trade is executed.
A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period).
Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S.
options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.
If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the idenified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at May 31, 2014

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2014, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks1	$317,236,086	$-	$-	$317,236,086
Total Equity	317,236,086	-	-	317,236,086

Fixed Income
Convertible Bonds	-	5,770,616	-	5,770,616
Total Fixed Income	-	5,770,616	-	5,770,616

Short-Term Investments	42,071,210	-	-	42,071,210

Total Investments in Securities	$359,307,296	$5,770,616	$-	$365,077,912

Liabilities;
Written Options	$568,830	$118,704	$-	$687,534

* Other financial instruments are derivative instruments not reflected in the Schedule of Invesments, such as written options which are reflected at the net unrealized appreciation (depreciation) on the instruments.

The Fund recognizes transfers between levels as of the beginning of the fiscal year.

The Fund held no Level 3 securities during the period ended May 31, 2014.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2014 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

1 For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2014 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$-	Options written, at value	687,534

Total		$-		$687,534

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

The effect of derivative instruments on the income for the period March 1, 2014 through May 31, 2014 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$-	$1,791,469	1,791,469
Total	$-	$1,791,469	$1,791,469

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$-	$95,013	$95,013
Total	$-	$95,013	$95,013

Snow Capital Small Cap Value Fund
Schedule of Investments
5/31/2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.29%
Aerospace & Defense - 5.56%
Ducommun, Inc. (a)	24,390	$619,262
LMI Aerospace, Inc. (a)	65,138	900,859
Spirit Aerosystems Holdings, Inc. (a)	140,700	4,565,715
		6,085,836
Air Freight & Logistics - 3.13%
Atlas Air Worldwide Holdings, Inc. (a)	93,700	3,428,483
Auto Components - 1.77%
Modine Manufacturing Co. (a)	126,600	1,933,182
Biotechnology - 1.18%
Myriad Genetics, Inc. (a)	39,000	1,293,240
Capital Markets - 2.09%
Cowen Group, Inc. (a)	61,700	254,821
FBR & Co. (a)	13,781	359,684
Manning & Napier, Inc.	97,700	1,669,693
		2,284,198
Chemicals - 0.71%
LSB Industries, Inc. (a)	20,300	774,648
Commercial Banks - 10.36%
First Commonwealth Financial Corp.	85,200	732,720
First Niagara Financial Group, Inc.	482,610	4,155,272
FNB Corp.	152,950	1,872,108
OFG Bancorp (b)	114,000	2,058,840
Susquehanna Bancshares, Inc.	60,000	592,800
TCF Financial Corp.	121,445	1,929,761
		11,341,501
Commercial Services & Supplies - 1.35%
ACCO Brands Corp. (a)	246,200	1,482,124
Communications Equipment - 1.82%
Black Box Corp.	81,913	1,996,220
Computers & Peripherals - 2.58%
Silicon Graphics International Corp. (a)	319,864	2,824,399
Consumer Finance - 0.97%
EZCORP, Inc. (a)	87,000	1,063,140
Distributors - 1.12%
VOXX International Corp. (a)	141,080	1,222,458
Electrical Equipment - 4.35%
Brady Corp.	9,000	244,170
Global Power Equipment Group, Inc.	67,980	1,123,709
GrafTech International Ltd (a)	325,400	3,400,430
		4,768,309
Electronic Equipment, Instruments & Components - 3.69%
Jabil Circuit, Inc.	34,400	647,408
Orbotech Ltd. (a)(b)	80,355	1,238,271
OSI Systems, Inc. (a)	37,900	2,158,404
		4,044,083
Energy Equipment & Services - 4.57%
Geospace Technologies Corp. (a)	9,000	456,480
McDermott International, Inc. (a)(b)	318,200	2,310,132
Tidewater, Inc.	43,000	2,241,160
		5,007,772
Food Products - 1.10%
Omega Protein Corp. (a)	84,100	1,210,199
Health Care Equipment & Supplies - 3.47%
Integra LifeSciences Holdings Corp. (a)	68,100	3,061,095
PhotoMedex, Inc. (a)	59,000	739,270
		3,800,365

Health Care Providers & Services - 8.78%
Community Health Systems, Inc. (a)	112,435	4,696,410
Health Net, Inc. (a)	123,035	4,918,939
		9,615,349
Health Care Technology - 0.98%
Quality Systems, Inc.	69,235	1,077,989
Insurance - 6.19%
Assurant, Inc.	23,210	1,573,870
FBL Financial Group, Inc.	11,500	502,665
Protective Life Corp.	80,300	4,199,690
Selective Insurance Group, Inc.	21,000	499,170
		6,775,395
IT Services - 1.25%
VeriFone Systems, Inc. (a)	41,600	1,364,896
Machinery - 6.75%
Kennametal, Inc.	95,400	4,296,817
Titan International, Inc.	195,800	3,095,598
		7,392,415
Multiline Retail - 3.77%
Big Lots, Inc. (a)	97,265	4,127,927
Office Electronics - 1.09%
Zebra Technologies Corp. (a)	16,035	1,191,401
Oil, Gas & Consumable Fuels - 4.70%
Alon USA Energy, Inc.	86,000	1,285,700
Carrizo Oil & Gas, Inc. (a)	8,030	461,404
PBF Energy, Inc.	106,609	3,401,893
		5,148,997
Personal Products - 1.36%
Medifast, Inc. (a)	47,200	1,483,496
Professional Services - 2.27%
Acacia Research Corp.	154,000	2,485,560
Semiconductors & Semiconductor Equipment - 3.58%
Omnivision Technologies, Inc. (a)	174,500	3,922,760
Specialty Retail - 3.58%
Abercrombie & Fitch Co.	48,500	1,843,485
American Eagle Outfitters, Inc.	194,100	2,082,693
		3,926,178
Textiles, Apparel & Luxury Goods - 0.80%
Vera Bradley, Inc. (a)	32,700	881,265
Trading Companies & Distributors - 2.37%
MFC Industrial Ltd. (b)	85,000	624,750
Titan Machinery, Inc. (a)	112,500	1,969,875
		2,594,625
TOTAL COMMON STOCKS (Cost $94,154,101)		$106,548,410

REAL ESTATE INVESTMENT TRUST - 1.99%
Highwoods Properties, Inc.	53,780	2,182,392
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,906,352)		$2,182,392

SHORT-TERM INVESTMENT - 0.72%
Money Market Fund - 0.72%
Fidelity Institutional Government Portfolio	789,308	789,308
TOTAL SHORT-TERM INVESTMENT (Cost $789,308)		$789,308

Total Investments (Cost $96,849,761) - 100.00%		109,520,110
Other Assets in Excess of Liabilities - 0.00%		5,300
TOTAL NET ASSETS - 100.00%		$109,525,410

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at May 31, 2014 was as follows*:

Cost of investments	$96,849,761
Gross unrealized appreciation	16,438,809
Gross unrealized depreciation	(3,768,460)
Net unrealized appreciation	$12,670,349

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company. The Snow Capital Small Cap Value Fund (the “Fund”)
represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the
Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The
Fund commenced operations on November 30, 2010.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
The Funds’ securities, including American Depositary Receipts (“ADRs”), which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities listed in the Nasdaq Stock Market, Inc. (“NASDAQ”) will be valued using the NASDAQ Official Closing Price (“NOCP”).
If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities that are not listed on NASDAQ shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of
60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within
60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/ or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value at the close of the business day. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures”
(“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of
Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly”
(“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the idenified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at May 31, 2014

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$106,548,410	$-	$-	$106,548,410
Real Estate Investment Trusts	2,182,392			2,182,392
Total Equity	108,730,802	-	-	108,730,802

Short-Term Investments	789,308	-	-	789,308

Total Investments in Securities	$109,520,110	$-	$-	$109,520,110

The Fund recognizes transfers between levels as of the beginning of the fiscal year.

The Fund held no Level 3 securities during the period ended May 31, 2014.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2014 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
  John Buckel,  President

Date     July 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ John Buckel
  John Buckel,  President

Date     July 16, 2014

By (Signature and Title)*/s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date     July 16, 2014

* Print the name and title of each signing officer under his or her signature.